CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash		$ 73,029	$ 59,156
Accounts receivable, net of allowance of $842 and $566, respectively		35,795	51,374
Prepaid wires		26,655	7,676
Other prepaid expenses and current assets		3,171	900
Total current assets		138,650	119,106
Property and equipment, net		10,393	8,491
Goodwill		36,260	36,260
Intangible assets, net		36,395	48,741
Deferred tax asset, net		2,267	1,749
Other assets		1,874	2,232
Total assets		225,839	216,579
Current liabilities:
Current portion of long-term debt, net	[1]	3,936	3,913
Accounts payable		11,438	8,920
Wire transfers and money orders payable		36,311	48,277
Accrued and other		16,355	11,514
Total current liabilities		68,040	72,624
Long term liabilities:
Debt, net		113,326	108,053
Total long term liabilities		113,326	108,053
Commitments and contingencies, see Note 14
Stockholders' equity:
Common stock $0.0001 par value; 230,000,000 shares authorized, 36,182,783 and 17,227,682 shares issued and outstanding as of December 31, 2018 and 2017, respectively		4	2
Additional paid-in capital		61,889	46,076
Accumulated deficit		(17,418)	(10,174)
Accumulated other comprehensive loss		(2)	(2)
Total stockholders' equity		44,473	35,902
Total liabilities and stockholders' equity		$ 225,839	$ 216,579

[1]	Current portion of long-term debt is net of debtorigination costs of approximately $0.6 million and $0.9 million at December 31, 2018 and 2017, respectively.